Other long-term liabilities - Provision for site restoration costs (Details) - Provision for site restoration costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	$ 32,596	$ 36,581
New or revised provisions	3,831	(5,573)
Accretion expense	1,621	1,588
Balance at end of period	$ 38,048	$ 32,596